Finance income and finance expense (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Components of finance income (cost)

	2017	2016	2015
Interest income	53,570	67,565	36,562
Net foreign currency exchange gain	1,912,681	843,950	1,806,206
Revaluation gain from derivative financial instruments	3,372,186	291,048	—
Total finance income	5,338,437	1,202,563	1,842,768
Interest expense (incl. Bank charges)	1,640,394	828,547	7,985
Net foreign currency exchange loss	2,737,273	944,047	662,100
Total finance expense	4,377,667	1,772,594	670,085
Finance income/(expense), net	960,770	(570,031)	1,172,683